Borrowings - Additional Information (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Feb. 28, 2014	Nov. 30, 2012
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount	$ 1,439,603	$ 1,344,817	$ 1,208,344
Inframerica Concessionaria do Aeroporto Sao Goncalo do Amarante | Credit Facility Agreement With BNDES
Disclosure of detailed information about borrowings [line items]
Maximum percentage of net profits for dividend payment requiring pre-authorization					25.00%
Inframerica Concessionaria do Aeroporto de Brasilia | Credit Facility Agreement With BNDES And CAIXA
Disclosure of detailed information about borrowings [line items]
Maximum percentage of net profits for dividend payment requiring pre-authorization				25.00%
Armenia International Airports CJSC
Disclosure of detailed information about borrowings [line items]
Effective interest rate	5.50%
Interest rate subsidized by government	50.00%